Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 30% - Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Asset Manager 30% - Class C
Expense Example:
1 year	262
3 years	502
5 years	866
10 years	1,685
Fidelity Advisor Asset Manager 30% - Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Fidelity Advisor Asset Manager 30% - Class I
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
Fidelity Advisor Asset Manager 30% - Class Z
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	$ 628